Income Taxes (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	12 Months Ended
Mar. 31, 2024
Summary Of Components Of Pretax Income (Loss)
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

United States	$(143.8)	$(33.5)	$20.4
International	71.1	38.9	(9.2)

	$(72.7)	$5.4	$11.2

Summary Of Company's Current And Deferred Income Tax Provision
The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Current provision:

Federal	$20.4	$3.2	$5.7
States	5.6	(0.5)	3.2
International	12.6	10.0	7.2

Total current provision	38.6	$12.7	$16.1

Deferred provision:
Federal	(3.4)	0.4	0.9
States	0.3	(0.1)	0.3
International	(1.3)	1.3	—

Total deferred provision	(4.4)	1.6	1.2

Total provision for income taxes	$34.2	$14.3	$17.3

Summary Of Differences Between Income Tax Rates And The Income Tax Provision
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Income taxes computed at Federal statutory rate	$(15.3)	$1.1	$2.4
Foreign operations subject to different income tax rates	6.8	5.0	7.1
State income tax	5.9	(0.6)	3.5
Remeasurements of originating deferred tax assets and liabilities	4.7	(4.7)	(9.2)
Permanent differences	0.1	2.1	—
Nondeductible share-based compensation	1.2	1.8	(2.7)
Nondeductible officers compensation	7.7	9.8	5.1
Non-controlling interest in partnerships	18.6	1.8	3.7
Foreign derived intangible income	(2.4)	(1.4)	—
Other	2.7	1.7	1.5
Changes in valuation allowance	4.2	(2.3)	5.9

Total provision for income taxes	$34.2	$14.3	$17.3

Summary Of Income Tax Effects Of Temporary Differences Between The Book Value And Tax Basis Of Assets And Liabilities
The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:

Net operating losses	$241.9	$94.1
Foreign tax credits	—	7.2
Intangible assets	9.5	—
Accrued compensation	42.9	50.7
Operating leases- liabilities	83.5	24.4
Other assets	50.7	14.5
Reserves	21.1	8.0
Interest	68.0	21.8

Total deferred tax assets	517.6	220.7
Valuation allowance	(341.6)	(152.2)

Deferred tax assets, net of valuation allowance	176.0	68.5
Deferred tax liabilities:
Intangible assets	—	(8.0)
Investment in film and television programs	(56.9)	(3.6)
Unrealized gains on derivative contracts	(32.9)	(33.5)
Operating leases—assets	(78.2)	(21.9)
Other	(21.7)	(19.6)

Total deferred tax liabilities	(189.7)	(86.6)

Net deferred tax liabilities	$(13.7)	$(18.1)

Summary Of The Gross Unrecognized Tax Benefits, Exclusive Of Interest And Penalties
The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2024, 2023 and 2022:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021	$0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	0.4
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2022	1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	$5.3